Income taxes (Details Narrative) ₫ in Billions	12 Months Ended
	Apr. 30, 2026 SGD ($)	Apr. 30, 2026 VND (₫)	Apr. 30, 2025 SGD ($)	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	17.00%	17.00%	17.00%
Valuation allowance			$ 1,716,028	$ 2,067,891	$ 2,633,921
Inland Revenue, Singapore (IRAS) [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	17.00%	17.00%
Inland Revenue, Singapore (IRAS) [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	75.00%	75.00%
Profit tax rates	$ 190,000
Inland Revenue, Singapore (IRAS) [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	50.00%	50.00%
Profit tax rates	$ 10,000
Inland Revenue Vietnam [Member]
Operating Loss Carryforwards [Line Items]
Profit tax rates | ₫		₫ 3
Inland Revenue Vietnam [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	20.00%	20.00%
Inland Revenue Vietnam [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	15.00%	15.00%